Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined contribution plan, service period	1 month
Defined contribution plan, contribution cost	$ 1.4	$ 0.8	$ 0.9